Organization and Plan of Business Operations - Financing (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 28, 2016	Oct. 14, 2016	Sep. 30, 2017	Dec. 31, 2016
Private Placement
Organization and Financing
Warrants issued (in shares)	400,000	16,000,000
Purchase price of warrants		$ 0.50
Aggregate value of warrants, net of proceeds reserved for operations		$ 8,000,000
Aggregate value of warrants		8,200,000
IPO
Organization and Financing
Net proceeds from sale of units		310,000,000
Payment of underwriting discounts		6,200,000		$ 6,200,000
Funds designated for operational use		$ 2,000,000		$ 2,000,000
Sale of units		310,000,000	30,000,000
IPO | Assets held in trust
Organization and Financing
Net proceeds from sale of units		$ 300,000,000
Over-Allotment Option
Organization and Financing
Sale of units	1,000,000
Over-Allotment Option and Private Placement
Organization and Financing
Payment of underwriting discounts	$ 200,000
Over-Allotment Option and Private Placement | Assets held in trust
Organization and Financing
Net proceeds from sale of units	$ 10,000,000